QB2 Advances from SMM/SC (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Principal Payments

($ in millions)	December 31, 2025			December 31, 2024
	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)
3.9% notes due July 2030 (a)	$142	$192	$194	$143	$196	$204
6.125% notes due October 2035 (a)	179	264	243	187	273	266
6.0% notes due August 2040 (a)	190	268	259	194	273	278
6.25% notes due July 2041 (a)	243	338	329	245	350	349
5.2% notes due March 2042 (a)	167	204	226	167	212	237
5.4% notes due February 2043 (a)	108	139	147	108	141	154
	1,029	1,405	1,398	1,044	1,445	1,488
QB project financing facility (b)	1,618	2,276	2,197	1,912	2,847	2,719
Antamina loan agreement (c)	225	309	309	225	324	324
	$2,872	$3,990	$3,904	$3,181	$4,616	$4,531
Less current portion of debt	(294)	(403)	(403)	(294)	(423)	(423)
	$2,578	$3,587	$3,501	$2,887	$4,193	$4,108

($ in millions)	December 31, 2025			December 31, 2024
	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)
QB advances from SMM/SC	$3,485	$4,958	$4,745	$3,136	$4,707	$4,483

Schedule of Debt Continuity	Debt Continuity

($ in millions)	US$		CAD$ Equivalent
	2025	2024	2025	2024
At January 1	$3,149	$4,940	$4,531	$6,534
Cash flows
Proceeds from debt	225	56	308	77
Redemption, purchase or repayment of debt	(534)	(1,870)	(733)	(2,544)
Non-cash changes
(Gain)/Loss on debt redemption or purchase	1	(4)	1	(5)
Changes in foreign exchange rates	—	—	(213)	458
Finance fees, discount amortization and other	7	27	10	11
At December 31	$2,848	$3,149	$3,904	$4,531
QB Advances from SMM/SC Carrying Value Continuity

($ in millions)	US$		CAD$ Equivalent
	2025	2024	2025	2024
At January 1	$3,116	$2,644	$4,483	$3,497
Cash flows
Advances	346	471	476	652
Non-cash changes
Finance fee amortization	1	1	1	1
Changes in foreign exchange rates	—	—	(215)	333
At December 31	$3,463	$3,116	$4,745	$4,483